Changes in Accounting Policies and Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation Between Carrying Amounts under IAS 39 and Balances Reported under IFRS 9

A reconciliation between the carrying amounts under IAS 39 and the balances reported under IFRS 9 as at January 1, 2018 is as follows:

			IAS 39						IFRS 9
			measurement			Re-		Remea-	measurement
	Notes		Category		Amount	classification	ECL	surement	Amount	Category
					RMB	RMB	RMB	RMB	RMB
Financial assets					million	million	million	million	million
Financial assets
Equity investments designated at fair value through other comprehensive income			N/A		—	677	—	895	1,572	FVOCI (equity	[1] )
From: Available-for-sale investments (i)						677	—	—
Available-for-sale investments			AFS	[2]	800	(800)	—	—	—	N/A
To: Equity investments designated at fair value through other comprehensive income	(i	)				(677)	—	—
To: Financial assets at fair value through profit or loss	(ii	)				(123)	—	—
Financial assets at fair value through profit or loss			FVPL	[5]	—	123	—	—	123	FVPL
From: Available-for-sale investments	(ii	)				123	—	—
Trade and notes receivables	(iii	)	L&R	[3]	2,124	—	(31)	—	2,093	AC	[4]

Total assets					2,924	—	(31)	895	3,788

Other liabilities
Deferred tax liabilities					18	—	(8)	224	234

Total liabilities					18	—	(8)	224	234

[1]    FVOCI:     Financial assets at fair value through other comprehensive income

[2]     AFS:         Available-for-sale investments

[3]     L&R:        Loans and receivables

[4]     AC:          Financial assets or financial liabilities at amortized cost

[5]     FVPL:      Financial assets at fair value through profit or loss

Notes:

(i)	The Group has elected the option to irrevocably designate certain of its previous available-for-sale equity investments as equity investments at fair value through other comprehensive income.

(ii)	The Group has classified certain of its tradable listed equity investments previously classified as available-for-sale investments as financial assets measured at fair value through profit or loss.

(iii)

The carrying amounts of the trade and notes receivables under the column “IAS 39 measurement – Amount” represent the amounts after adjustments for the adoption of IFRS 15 but before the measurement of ECLs. Further details of the adjustments for the adoption of IFRS 15 are included in note 2.2(b) to the financial statements.

Reconciliation of Aggregate Opening Impairment Allowances under IAS 39 to ECL Allowances under IFRS 9

The following table reconciles the aggregate opening impairment allowances under IAS 39 to the ECL allowances under IFRS 9.

Further details are disclosed in note 29 to the financial statements.

	Impairment allowances under IAS 39 at December 31 2017 RMB million	Re-measurement RMB million	ECL allowances under IFRS 9 at January 1, 2018 RMB million
Trade and notes receivables	88	31	119

Summary of Impact on Reserves and Retained Profits

The impact of transition to IFRS 9 on reserves and retained profits is as follows:

Reserves and retained profits RMB million
Fair value reserve under IFRS 9
(available-for-sale investment revaluation reserve under IAS 39)
Balance as at December 31, 2017 under IAS 39	391
Reclassification of a financial asset from available-for-sale investment to financial asset at fair value through profit or loss	(1)
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	895
Deferred tax in relation to the above	(224)
Non-controlling interests in relation to the above	(3)

Balance as at January 1, 2018 under IFRS 9	1,058

Retained profits
Balance as at December 31, 2017 under IAS 39	14,205
Reclassification of a financial asset from available-for-sale investment to financial asset at fair value through profit or loss	1
Recognition of expected credit losses for trade receivables under IFRS 9	(31)
Deferred tax in relation to the above	9

Balance as at January 1, 2018 under IFRS 9	14,183

(b)

IFRS 15 and its amendments replace IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a new five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The principles in IFRS 15 provide a more structured approach for measuring and recognizing revenue. The standard also introduces extensive qualitative and quantitative disclosure requirements, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgements and estimates. The disclosures are included in note 5 to the financial statements. As a result of the application of IFRS 15, the Group has changed the accounting policy with respect to revenue recognition in note 2.4 to the financial statements.

Summary of Changes in Financial Statement Line Items

Set out below are the amounts by which each financial statement line item was affected as at January 1, 2018 as a result of the adoption of IFRS 15:

		Increase/(decrease)
	Notes	RMB million
Liabilities
Sales in advance of carriage	(i)	(7,043)
Other payables and accruals	(i)	(1,210)
Other long-term liabilities	(i)	(1,525)
Contract liabilities	(i),(ii),(iii),(iv)	9,267
Deferred tax liabilities	(v)	128

Total liabilities		(383)

Equity
Retained profits	(ii),(iii),(iv),(v)	383

Total equity		383

Summary of Consolidated Statement of Profit or Loss

Consolidated statement of profit or loss for the year ended December 31, 2018:

		Amounts prepared under
		IFRS 15 RMB	Previous IFRS RMB	Increase/ (decrease) RMB
	Notes	million	million	million
Revenue	(ii),(iii),(iv)	115,278	115,000	278
Operating profit		9,309	9,031	278

Profit before income tax		3,856	3,578	278
Income tax expense	(v)	(926)	(856)	(70)

Profit for the year		2,930	2,722	208

Profit attributable to:
Equity holders of the Company		2,698	2,492	206
Non-controlling interests		232	230	-2

		2,930	2,722	208

Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)		0.19	0.17	0.02

Summary of Consolidated Statement of Financial Position

Consolidated statement of financial position as at December 31, 2018:

		Amounts prepared under
			Previous	Increase/
		IFRS 15	IFRS	(decrease)
		RMB	RMB	RMB
	Notes	million	million	million
Sales in advance of carriage	(i)	—	8,559	(8,559)
Other payables and accruals	(i)	21,143	21,968	(825)
Other long-term liabilities	(i)	3,448	5,249	(1,801)
Contract liabilities	(i),(ii),(iii),(iv)	10,396	—	10,396
Income tax payable	(v)	273	75	198
Total liabilities		177,416	178,007	(591)
Net assets		61,601	61,010	591
Retained profits	(ii),(iii),(iv),(v)	16,496	15,905	591
Non-controlling interests	(v)	58,008	58,006	2
Total equity		61,601	61,008	593